NOTE 11 - STOCKHOLDERS' DEFICIENCY: Schedule of Status of Warrants (Details) - Executive Compensation - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants Outstanding	194,204,339	192,148,956
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Warrants Issued	23,005,000	12,783,672
Warrants Issued, Weighted Average Exercise Price	$ 0.12	$ 0.10
Warrants Exercised	(14,365,000)	(9,688,917)
Warrants Exercised, Weighted Average Exercise Price	$ 0.10	$ 0.10
Warrants Cancelled	0	(345,205)
Warrants Cancelled, Weighted Average Exercise Price	$ 0	$ 0.11
Warrants Expired	(2,667,333)	(694,167)
Warrants Expired, Weighted Average Exercise Price	$ 0.08	$ 0.17
Warrants Outstanding	200,177,006	194,204,339
Warrants Outstanding, Weighted Average Exercise Price	$ 0.10	$ 0.09